Summary of Significant Accounting Policies	12 Months Ended
Sep. 30, 2019
Accounting Policies [Abstract]
Summary of Significant Accounting Policies
Note 2 — Summary of Significant Accounting Policies
Basis of Presentation
The consolidated financial statements are prepared in accordance with U.S. generally accepted accounting principles, or GAAP and are denominated in U.S. Dollars.
Consolidation
The consolidated financial statements include the accounts of the Company and its subsidiaries, the vast majority of which are wholly-owned. All intercompany transactions and balances have been eliminated in consolidation.
In December 2017, the Company entered into agreements with Union Investments and Development Limited (“Union”) to partner through a legal entity that is equally owned by the Company and Union for the purpose of acquiring specific land which the Company expects to use as the site for a new campus in Ra’anana, Israel. On January 2, 2018 the Company completed the acquisition of the land. Pursuant to the agreements between the Company and Union, as the Company has control over the construction and ongoing operations of the new campus, the new entity’s financial information is consolidated into the Company’s consolidated financial statements with the portion not owned classified as non-controlling
interests. The Company is obligated to distribute in the future the new entity’s earnings under certain conditions, in fiscal years 2019 and 2018 the new entity had negligible earnings or losses and, therefore, an immaterial effect on consolidated financial statements of Amdocs Limited.
Use of Estimates
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the dates of the financial statements, and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.
Reclassifications
From time to time, certain immaterial amounts in prior year financial statements may be reclassified to conform to the current year presentation.
Functional Currency
The Company manages its foreign subsidiaries as integral direct components of its operations. The operations of the Company’s foreign subsidiaries provide the same type of services with the same type of expenditures throughout the Amdocs group. The Company has determined that its functional currency is the U.S. dollar. The Company periodically assesses the applicability of the U.S. dollar as the Company’s functional currency by reviewing the salient indicators as indicated in the authoritative guidance for foreign currency matters.
Cash and Cash Equivalents
Cash and cash equivalents consist of cash and interest-bearing investments with insignificant interest rate risk and maturities from acquisition date of 90 days or less.
Accounts Receivable Factoring
From time to time, the Company uses
non-recourse
factoring arrangements, to sell accounts receivable to third-party financial institutions. The sale of the receivables in these arrangements are accounted for as a true sale.
Investments
The Company classifies all of its short-term interest-bearing investments as available-for-sale
securities. Such short-term interest-bearing investments, if applicable, generally consist primarily of bank deposits, corporate bonds, money market funds, U.S. government treasuries, and U.S. agency securities, which are stated at market value. Unrealized gains and losses are comprised of the difference between market value and amortized costs of such securities and are reflected, net of tax, as “accumulated other comprehensive (loss) income” in equity, unless a security is other than temporarily impaired. The Company recognizes an impairment charge in earnings when a decline in the fair value of its investments below the cost basis is judged to be other-than-temporary. For securities with an unrealized loss that the Company intends to sell, or it is more likely than not that the Company will be required to sell before recovery of their amortized cost basis, the entire difference between amortized cost and fair value is recognized in earnings. For securities that do not meet these criteria, the amount of impairment recognized in earnings is limited to the amount related to credit losses, while other declines in fair value related to other factors are recognized in other comprehensive income (loss). The Company uses a discounted cash flow analysis to determine the portion of the impairment that relates to the credit losses. To the extent that the net present value of the projected cash flows is less than the amortized cost of the security, the difference is considered a credit loss. Realized gains and losses on short-term interest-bearing investments are included in earnings and are derived using the first-in-first-out
(FIFO) method for determining the cost of securities.
Property and Equipment
Property and equipment are stated at cost. Depreciation is computed using the straight-line method over the estimated useful life of the asset, which primarily ranges from three to ten years. Leasehold improvements are amortized over the shorter of the estimated useful lives or the term of the related lease. Property and equipment that have been fully depreciated and are no longer in use are netted against accumulated depreciation.
The Company capitalizes certain expenditures for software that is internally developed for use in the business, which is classified as computer equipment. Amortization of internal use software begins when the software is ready for service and continues on the straight-line method over the estimated useful life.
The Company capitalizes the expenditures related to the new campus in Israel, which are classified as building and land. Amortization will begin when the new campus is ready for use and will be amortized on the straight-line basis over the estimated useful life.
Goodwill, Intangible Assets and Long-Lived Assets
Goodwill and intangible assets deemed to have indefinite lives are subject to an annual impairment test or more frequently if impairment indicators are present. Goodwill impairment is deemed to exist if the net book value of a reporting unit exceeds its estimated fair value. The goodwill impairment test involves a two-step
process. The first step, identifying a potential impairment, compares the fair value of a reporting unit with its carrying amount, including goodwill. If the carrying value of the reporting unit exceeds its fair value, the second step would need to be conducted; otherwise, no further steps are necessary as no potential impairment exists. The second step, measuring the impairment loss, compares the implied fair value of the reporting unit goodwill with the carrying amount of that goodwill. Any excess of the reporting unit goodwill carrying value over the respective implied fair value is recognized as an impairment loss.
The total purchase price of business acquisitions accounted for using the purchase method is allocated first to identifiable assets and liabilities based on estimated fair values. The excess of the purchase price over the fair value of net assets of purchased businesses is recorded as goodwill.
Other definite-life intangible assets consist primarily of core technology and customer relationships. Core technology acquired by the Company is amortized over its estimated useful life on a straight-line basis.
Some of the acquired customer relationships are amortized over their estimated useful lives in proportion to the economic benefits realized. This accounting policy generally results in accelerated amortization of such customer relationships as compared to the straight-line method. All other acquired customer relationships are amortized over their estimated useful lives on a straight-line basis.
The Company tests long-lived assets, including definite life intangible assets, for impairment whenever events or changes in circumstances indicate that the carrying amount of such assets may not be recoverable. Determination of recoverability of long-lived assets is based on an estimate of the undiscounted future cash flows resulting from the use of the cash generating unit and its eventual disposition. Measurement of an impairment loss for long-lived assets, including definite life intangible assets that management expects to hold and use is based on the fair value of the cash generating unit. Long-lived assets, including definite life intangible assets, to be disposed of are reported at the lower of carrying amount or fair value less costs to sell.
Comprehensive Income
Comprehensive income, net of related taxes where applicable, includes, in addition to net income:
(i) net change in fair value of
available-for-sale
securities;
(ii) net change in fair value of cash flow hedges; and
(iii) net actuarial gains and losses on defined benefit plans.
Treasury Stock
The Company repurchases its ordinary shares from time to time on the open market or in other transactions and holds such shares as treasury stock. The Company presents the cost to repurchase treasury stock as a reduction of equity.
Business Combinations
In accordance with business combinations accounting, assets acquired and liabilities assumed, as well as any contingent consideration that may be part of the acquisition agreement, are recorded at their respective fair values at the date of acquisition. For acquisitions that include contingent consideration, the fair value is estimated on the acquisition date as the present value of the expected contingent payments, determined using weighted probabilities of possible payments. The Company remeasures the fair value of the contingent consideration at each reporting period until the contingency is resolved. Except for measurement period adjustments, the changes in fair value are recognized in the consolidated statements of income. Any earn-out
which is not considered a contingent consideration is recognized as compensation expense over expected service period.
In accordance with business combinations accounting, the Company allocates the purchase price of acquired companies to the tangible and intangible assets acquired and liabilities assumed, as well as to in-process
research and development based on their estimated fair values. Such valuations require management to make significant estimates and assumptions, especially with respect to intangible assets. As a result of the significant judgments that need to be made, the Company obtains the assistance of independent valuation firms. The Company completes these assessments as soon as practical after the closing dates. Any excess of the purchase price over the estimated fair values of the identifiable net assets acquired is recorded as goodwill.
Although the Company believes the assumptions and estimates of fair value it has made in the past have been reasonable and appropriate, they are based in part on historical experience and information obtained from the management of the acquired companies and are inherently uncertain and subject to refinement. Critical estimates in valuing certain assets acquired and liabilities assumed include but are not limited to: future expected cash flows from license and service sales, maintenance, customer contracts and acquired developed technologies, expected costs to develop the in-process
research and development into commercially viable products and estimated cash flows from the projects when completed and the acquired company’s brand awareness and discount rate. Unanticipated events and circumstances may occur that may affect the accuracy or validity of such assumptions, estimates or actual results. As a result, during the measurement period, which may be up to one year from the acquisition date, the Company records adjustments to the assets acquired and liabilities assumed with the corresponding offset to goodwill, if the changes are related to conditions that existed at the time of the acquisition. Upon the conclusion of the measurement period or final determination of the values of assets acquired or liabilities assumed, whichever comes first, any subsequent adjustments, based on events that occurred subsequent to the acquisition date, are recorded in its consolidated statements of income.
The Company estimates the fair values of its services, hardware, software license and maintenance obligations assumed. The estimated fair values of these performance obligations are determined utilizing a cost build-up
approach. The cost
build-up
approach determines fair value by estimating the costs related to fulfilling the obligations plus a normal profit margin.
The Company may establish a valuation allowance for certain deferred tax assets and estimate the value of uncertain tax positions of a newly acquired entity. This process requires significant judgment and analysis.
Income Taxes
The Company records deferred income taxes to reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting and tax purposes. Deferred taxes are computed based on enacted tax rates anticipated to be in effect when the deferred taxes are expected to be paid or realized. A valuation allowance is provided for deferred tax assets if it is more likely than not, the Company will not be able to realize their benefit.
Deferred tax liabilities and assets are classified as noncurrent on the balance sheet. Deferred tax liabilities also include anticipated withholding taxes due on subsidiaries’ earnings when paid as dividends to the Company.
The Company recognizes the tax benefit from an uncertain tax position only if the weight of available evidence indicates that it is more likely than not that the position will be sustained on audit, including resolution of related appeals or litigation processes, if any. The tax benefits recognized in the financial statements from such a position is measured based on the largest benefit that has a greater than 50% likelihood of being realized upon ultimate settlement. Interest and penalties related to uncertain tax positions are recognized in the provision for income taxes. See Note 11 to the consolidated financial statements.
Revenue Recognition
The Company recognizes revenue under the five-step methodology required under ASC 606, which requires the Company to identify the contract with the customer, identify the performance obligations in the contract, determine the transaction price, allocate the transaction price to the performance obligations identified, and recognize revenue when (or as) each performance obligation is satisfied.
Revenue is recognized net of any revenue-based taxes assessed by a governmental authority that are both imposed on and concurrent with a specific revenue-producing transaction and collected by the Company from a customer (for example, sales, use and value added taxes).
The Company’s primary revenue categories, related performance obligations, and associated recognition patterns are as follows:
Revenue Recognition for projects
— The Company usually sells its software licenses as part of an overall solution offered to a customer including significant customization, modification, implementation and integration. Those services are deemed essential to the software. As a result, revenue related to these projects is recognized over time, usually based on a percentage that incurred labor effort to date bears to total projected labor effort. Incurred effort represents work performed, which corresponds with, and thereby best depicts, the transfer of control to the customer. Revenue from customization, implementation, modification and integration services is also recognized over the course of the projects. When total cost estimates for these types of arrangements exceed revenues in a fixed-price arrangement, the estimated losses are recognized immediately based upon the cost applicable to the delivering unit. Significant judgment is required when estimating total labor effort and progress to completion on these arrangements, as well as whether a loss is expected to be incurred on the project.
As a significant portion of the Company’s revenue is satisfied over time as work progresses, the annual and quarterly operating results may be affected by the size and timing of the initiation of customer projects as well as the Company’s progress in completing such projects.
Revenue Recognition for subsequent license fee
— Subsequent license fee revenue is recognized when the customer has access to the license and the right to use and benefit from the license. In cases when the conditions require delivery, then delivery must have occurred for purposes of revenue recognition. Subsequent license fee is based on a customer’s subscriber level, transaction volume or other measurements when greater than the level specified in the contract for the initial license fee.
Revenue Recognition for term-based license and perpetual license
— Revenue related to software solutions that do not require significant customization, implementation and modification are recognized upon delivery.
Revenue Recognition for maintenance
— Maintenance revenue is recognized ratably over the term of the maintenance agreement.
Revenue Recognition for ongoing services —
Revenue from ongoing support services is recognized as work is performed, revenue from other ongoing services is recognized over time as services are preformed, using one method of measuring performance such as time elapsed, output produced, volume of data processed or subscriber count that provides the most faithful depiction of the transfer of services.
Revenue Recognition for managed services arrangement
— Managed services arrangements include management of data center operations and IT infrastructure, application management and ongoing support, management of end-to-end
business processes, and managed transformation that includes both a transformation project as well as taking over managed services responsibility.
The revenue from managed services arrangement is recognized for each individual performance obligation according to its relevant revenue category, including but not limited to, revenue from the management of a customer’s operations, revenue from projects and revenue from ongoing support services.
Revenue from the management of a customer’s operations pursuant to managed services arrangements, is recognized over time as services are preformed, using one method of measuring performance such as time elapsed, output produced, volume of data processed or subscriber count that provides the most faithful depiction of the transfer of services, pursuant to the specific contract terms of the managed services arrangement. Typically, managed services arrangements are long term in duration and are not subject to significant seasonality.
Revenue Recognition for third-party hardware and software
— Third-party hardware sales are recognized upon delivery or installation, and revenue from third-party software sales is recognized upon delivery. Maintenance revenue is recognized ratably over the term of the maintenance agreement Revenue from third-party hardware and software sales is recorded at gross amount for transactions in which the Company control the third-party hardware and software prior to fulfilling the performance obligation . In specific circumstances where the Company do not meet the above criteria, revenue is recognized on a net basis. In certain arrangements, the Company may earn revenue from other third-party services which is recorded at a gross amount as it controls the services before transferring them to the customer.
Arrangements with Multiple Performance Obligations
— Many of the Company’s agreements include multiple performance obligations. The Company allocates the transaction price for each contract to each performance obligation identified in the contract based on the relative standalone selling price (SSP). The Company determines SSP for the purposes of allocating the transaction price to each performance obligation by considering several external and internal factors including, but not limited to, transactions where the specific performance obligation sold separately, historical actual pricing practices and geographies in which the Company offers its services in accordance with ASC 606. The determination of SSP requires the exercise of judgement. If a specific performance obligation is sold for a broad range of amounts (that is, the selling price is highly variable) or if the Company has not yet established a price for that good or service, and the good or service has not previously been sold on a standalone basis (that is, the selling price is uncertain), the Company applies the residual approach whereby all other performance obligations within a contract are first allocated a portion of the transaction price based upon their respective SSPs with any residual amount of transaction price allocated to the remaining specific performance obligation.
Billing terms and conditions generally vary by contract category. Amounts are typically billed as work progresses in accordance with agreed-upon contractual terms, either at periodic intervals (e.g., monthly or quarterly) or upon achievement of contractual milestones. In cases where timing of revenue recognition significantly differs from the timing of invoicing, the Company is considering whether a significant financing component exists. The Company elected to use the practical expedient in assessing the financing component in contracts where the time between cash collection and performance is less than one year.
Accounts Receivable — Billed
— Billed accounts receivables include all outstanding invoices to customers, as well as amounts allowed to be billed according to contractual billing terms with customers.
Accounts Receivable — Unbilled —
Unbilled accounts receivable include all revenue amounts that had not been billed as of the balance sheet date due to contractual billing terms with customers. Unbilled accounts receivable that are expected to be billed beyond the next 12 months are considered long-term unbilled receivables and included in other noncurrent assets.
Deferred Revenue —
Deferred revenue represents billings to customers for which revenue has not yet been recognized. Deferred revenue that is expected to be recognized beyond the next 12 months is considered long-term deferred revenue and included in other noncurrent liabilities.
Assets Recognized from the Costs to Obtain a Contract with a Customer —
Incremental costs of obtaining a contract (e.g., sales commissions) are capitalized and amortized on a pro-rata
basis over the contract period if the Company expects to recover those costs. Commissions on renewals are commensurate with the commission from the initial arrangement. Incremental costs of obtaining a contract include only those costs the Company incurs to obtain a contract that it would not have incurred if the contract had not been obtained. The Company has determined that certain sales commissions programs meet the requirements to be capitalized, which prior to the adoption of ASC 606, were previously expensed as incurred. Additionally, as a practical expedient, the Company expenses costs to obtain a contract as incurred if the amortization period would have been a year or less. The amortization of these costs is included in selling, general and administrative expenses in the Company’s consolidated statements of income.
In certain circumstances where the Company enters into a contract with a customer for the provision of managed services for a defined period of time, the Company defers certain direct costs incurred at the inception of the contract. These costs include expenses incurred in association with the origination of a contract. In addition, if the revenue for a delivered item is not recognized because it is not separable from the undelivered item, then the Company also defers the cost of the delivered item. The deferred costs are amortized on a straight-line basis over the managed services period, or over the recognition period of the undelivered item. Revenue associated with these capitalized costs is deferred and is recognized over the same period.
Cost of Revenue
Cost of revenue consists of all costs associated with providing software licenses and services to customers, third party hardware and software including identified losses on contracts. Estimated losses on contracts satisfied over time as work performed are recognized in the period in which the loss is identified.
Cost of revenue also includes costs of third-party products associated with selling third-party computer hardware and software products to customers and other third-party services, when the related revenue is recorded at the gross amount. Customers purchasing third-party products and services from the Company generally do so in conjunction with the purchase of the Company’s software and services.
Research and Development
Research and development expenditures consist of costs incurred in the development of new software modules and product offerings, either as part of the Company’s internal product development programs, which are sold, leased or otherwise marketed. Research and development costs are expensed as incurred.
Based on the Company’s product development process, technological feasibility is established upon completion of a detailed program design or, in the absence thereof, completion of a working model. Costs incurred by the Company after achieving technological feasibility and before the product is ready for customer release have been insignificant.
Equity-Based Compensation
The Company measures and recognizes the compensation expense for all equity-based payments to employees and directors based on their estimated fair values. The Company estimates the fair value of employee stock options at the date of grant using a Black-Scholes valuation model and values restricted stock based on the market value of the underlying shares at the date of grant. The Company recognizes compensation costs using the graded vesting attribution method that results in an accelerated recognition of compensation costs in comparison to the straight-line method.
The Company uses a combination of implied volatility of the Company’s traded options and historical stock price volatility (“blended volatility”) as the expected volatility assumption required in the Black-Scholes option valuation model. As equity-based compensation expense recognized in the Company’s consolidated statements of income is based on awards ultimately expected to vest, it has been reduced for estimated forfeitures.
Concentrations of Credit Risk
Financial instruments that potentially subject the Company to concentration of credit risk consist principally of cash and cash equivalents, short-term interest-bearing investments, and trade receivables. Cash and cash equivalents are maintained with several financial institutions. Generally, these deposits may be redeemed upon demand and are maintained with financial institutions with reputable credit and therefore bear minimal credit risk. The Company seeks to mitigate its credit risks by spreading such risks across multiple financial institutions and monitoring the risk profiles of these counterparties. The Company has conservative investment policy guidelines under which it invests its excess cash primarily in highly liquid U.S. dollar-denominated securities. The Company’s revenue is generated primarily in North America. To a lesser extent, revenue is generated in Europe and the rest of the world. Most of the Company’s customers are among the largest communications and media companies in the world (or are owned by them). The Company’s business is subject to the effects of general global economic conditions and market conditions in the communications industry. The Company performs ongoing credit analyses of its customer base and generally does not require collateral.
The Company evaluates accounts receivable to determine if they ultimately will be collected. Significant judgments and estimates are involved in performing this evaluation, which are based on factors that may affect a customer’s ability to pay, such as past experience, credit quality of the customer, age of the receivable balance and current economic conditions. The allowance for doubtful accounts is for estimated losses resulting from accounts receivable for which their collection is not reasonably probable. The allowance for doubtful accounts as of September 30, 2019 and 2018, was $36,121 and $21,211, respectively. As of September 30, 2019, the Company had one customer with an accounts receivable balance of more than 10% of total accounts receivable, amounting to 16%, which was lower than its respective portion of total revenue. As of September 30, 2018, the
Company had one customer with an accounts receivable balance of more than 10% of total accounts receivable, amounting to 19%, which was lower than its respective portion of total revenue.
Earnings per Share
Basic earnings per share is calculated using the weighted average number of shares outstanding during the period. Diluted earnings per share is computed on the basis of the weighted average number of shares outstanding and the effect of dilutive outstanding equity-based awards using the treasury stock method. The Company includes participating securities (unvested restricted shares that contain non-forfeitable
rights to dividends or dividend equivalents) in the computation of earnings per share pursuant to the two-class
method, which calculates earnings per share for common shares and participating securities.
Derivatives and Hedging
The Company carries out transactions involving foreign currency exchange derivative financial instruments. The transactions are designed to hedge the Company’s exposure in currencies other than the U.S. dollar. The Company recognizes derivative instruments as either assets or liabilities and measures those instruments at fair value. If a derivative meets the definition of a cash flow hedge and is so designated, changes in the fair value of the derivative are recognized in other comprehensive income (loss) until the hedged item is recognized in earnings. The ineffective portion of a derivative designated as a cash flow hedge is recognized in earnings. If a derivative does not meet the definition of a cash flow hedge, the changes in the fair value are included in earnings.
Recent Accounting Standards
In November 2018, the Financial Accounting Standards Board, or FASB, issued Accounting Standard Update, or ASU, No.
 2018-18
, “Collaborative Arrangements
”. The ASU clarifies the interaction between collaborative arrangements and the new revenue standards. This ASU will be effective for the Company on October 1, 2020, and early adoption is permitted. The Company currently expects that adoption of this ASU will not have a material impact on its consolidated financial statements.
In August 2018, the FASB issued ASU No.
 2018-15
, “Customer’s Accounting for Implementation Costs Incurred in a Cloud Computing Arrangement That Is a Service Contract”.
The ASU amends the definition of hosting arrangement and requires a customer in a hosting arrangement that is a service contract to capitalize certain implementation costs as if the arrangement was an internal-use
software project. This ASU will be effective for the Company on October 1, 2020, and early adoption is permitted. The Company currently expects that adoption of this ASU will not have a material impact on its consolidated financial statements.
In August 2018, the FASB issued ASU No.
 2018-13
, “Fair Value Measurement”.
The ASU eliminates, adds and modifies certain disclosure requirements for fair value measurements. This ASU will be effective for the Company on October 1, 2020, and early adoption is permitted with specific limitations. The Company currently expects that adoption of this ASU may result in changes to its financial statements disclosure and will not have a material impact on its consolidated financial statements.
In August 2018, the FASB issued ASU No.
 2018-14,
“
Changes to the Disclosure Requirements for Defined Benefit Plans”
. The ASU makes minor changes to the disclosure requirement for employers that sponsor defined pension and/or other post retirement benefit plans. This ASU will be effective for the Company on October 1, 2020, and early adoption is permitted. The Company expects that the adoption of this ASU will not have a material impact on its consolidated financial statements.
In June 2018, the FASB issued ASU No.
 2018-07,
“
Improvements to Nonemployee Share-Based Payment Accounting”
. The ASU aligns the measurement and classification for share-based payments to nonemployees with the guidance for share-based payments to employees, with certain exceptions. This ASU will be effective for the Company on October 1, 2019, and early adoption is permitted with certain limitations. The Company expects that the adoption of this ASU will not have a material impact on its consolidated financial statements.
In August 2017, the FASB issued ASU No.
 2017-12,
“
Targeted Improvements to Accounting for Hedging Activities”
. The ASU amends existing guidance to simplify the application of hedge accounting in certain situations and allows companies to better align their hedge accounting with their risk management activities. This ASU will be effective for the Company on October 1, 2020, and earlier adoption by one year is permitted. The Company currently expects that adoption of this ASU will not have a material impact on its consolidated financial statements.
In June 2016, the FASB issued ASU No.
 2016-13,
“
Measurement of Credit Losses on Financial Instruments”
. The ASU which introduces an impairment model that is based on expected losses rather than incurred losses and will apply to financial assets subject to credit losses and measured at amortized cost, and certain off-balance
sheet credit exposures. This ASU will be effective for the Company on October 1, 2020, and earlier adoption by one year is permitted. The Company is currently evaluating the impact of adoption of this ASU on its consolidated financial statements.
In February 2016, the FASB issued ASU No.
 2016-02,
“Leases”.
The ASU increases transparency and comparability by providing additional information to users of financial statements regarding an entity’s leasing activities. The ASU requires reporting entities to recognize lease assets and lease liabilities on the balance sheet for most leases, including operating leases, with a term greater than twelve months. This ASU, will be effective for the Company on October 1, 2019. The Company will adopt this ASU using a modified retrospective method. The Company is finalizing the implementation of this new standard including analyzing its lease contracts and evaluating changes to system, business processes and controls needed to support recognition, including currencies exposures and disclosure. The Company expects its leases designated as operating leases will be reported on the consolidated balance sheet upon adoption, as of October 1, 2019, which will increase its total assets and liabilities in total amount of approximately $260 million to $310 million. In addition, as a material portion of the Company’s leases are denominated in currencies other than the functional currency, the associated lease liabilities will be remeasured using the current exchange rate in the future reporting periods, which may result, if not fully hedged, in foreign exchange gains or losses. The Company currently expects that the adoption of this ASU will not have a material impact on its consolidated statement of income and on its consolidated statement of cash flow.
Adoption of New Accounting Standards
In December 2017, the SEC issued Staff Accounting Bulletin No. 118 (“SAB No. 118”) in response to the new tax legislation in the United States (The Tax Cuts and Jobs Act or “The Act”). The Act, which was enacted on December 22, 2017, reduces the US federal corporate tax rate from 35% to 21%, which requires the payment of a one-time
transition tax on earnings of certain foreign subsidiaries and creates new taxes on certain foreign sourced earnings. The guidance provided in SAB No.118 allowed the Company to record provisional amounts of income tax effects of the Act during a one-year
measurement period. As of December 31, 2018, the Company has completed its accounting for the tax effects of enactment of the Act and made a reasonable estimate of the effects on its existing deferred tax balances and the one-time
transition tax. There was no material impact on the Company’s consolidated financial statements, see also Note 11 to the consolidated financial statements.
In January 2017, the FASB issued ASU No.
 2017-01,
“
Clarifying the Definition of a Business
”. The ASU revises and narrows the definition of a business and provides a framework that gives entities a basis for making reasonable judgments about whether a transaction involves an asset or a business. The Company prospectively adopted this ASU effective October 1, 2018. As of the date of the adoption there was no impact on the Company’s consolidated financial statements.
In October 2016, the FASB issued ASU No.
 2016-16,
“Intra-Entity Transfers of Assets Other Than Inventory
”. The ASU requires the Company to recognize the income tax consequences of intra-entity transfers, other than inventory, when the transfer occurs. The Company adopted this ASU as of October 1, 2018, using the modified retrospective transition approach, which resulted in a cumulative adjustment of $3,860 decrease of the retained earnings.
In August 2016, the FASB issued ASU No.
 2016-15,
“
Classification of Certain Cash Receipts and Cash Payments”.
The
ASU intends to reduce diversity in practice in how certain transactions are classified in the statement of cash flows. The Company retrospectively adopted this ASU effective October 1, 2018, which resulted in the classification of certain cash payments of contingent consideration in financing activities on the Company’s consolidated statement of cash flow during the year ended September 30, 2019. There was no such impact during the year ended September 30, 2018.
In January 2016, the FASB issued ASU No.
 2016-01,
“
Financial Instruments — Overall”
. The ASU updates certain aspects of recognition and measurement of financial assets and financial liabilities. The ASU affects the accounting for equity investments, financial liabilities under the fair value option, and the presentation and disclosure requirements for financial instruments. The Company prospectively adopted this ASU effective October 1, 2018. There was no material impact on the Company’s consolidated financial statements, see also Note 5 to the consolidated financial statements.
In May 2014, the FASB issued ASU No.
 2014-09,
or ASC 606, “
Revenue from Contracts with Customers”.
The ASU on revenue from contracts with customers, or the new revenue standard, which outlines a single comprehensive model for entities to use in accounting for revenue arising from contracts with customers and supersedes most current revenue recognition guidance. Prior to the adoption of ASC 606 the Company developed a transition plan, including changes to policies, processes and internal controls, as well as system enhancements to generate the information necessary for new disclosure requirements and recently completed an assessment to identify the potential areas of impact that this new revenue recognition standard will have on its consolidated financial statement and internal control environment. As part of the assessment, the Company reviewed a representative sample of its contracts across its various customers and geographies to identify potential differences that could result from applying the requirements of the new standard. As of October 1, 2018, the Company adopted this ASU using the modified retrospective transition approach. This method was applied to contracts that were not complete as of the date of adoption.
The cumulative impact of adopting ASC 606, which was immaterial, was a net increase in the opening balance of retained earnings as of October 1, 2018, of $14,294, net of tax, from total amount of $4,673,901 to $4,688,195. The impact was primarily related to (i) the removal of the limitation on contingent revenue, as revenue allocated to satisfied performance obligations is no longer restricted to the amount that is not contingent upon the satisfaction of additional performance obligations (ii) the change of definition of contract term to represent the period for which enforceable rights and obligations exist, and (iii) the capitalization and amortization of certain sales commissions in accordance with ASC 606.
The following table depicts the impact of adoption as of October 1, 2018, on the Company’s consolidated balance sheet:

	As of October 1, 2018
	Balance as of September 30, 2018	Adjustments due to ASC 606	Balance as of October 1, 2018
Balance Sheet:
Account receivable — unbilled	$263,997	$10,039	$274,036
Prepaid expenses and other current assets	229,999	(971)	229,028
Other noncurrent assets	420,369	15,636	436,005
Deferred revenue (current)	132,414	14,048	146,462
Accrued expenses and other current liabilities	706,637	(14,062)	692,575
Deferred income taxes and taxes payable	224,572	10,424	234,996
Retained Earnings	4,673,901	14,294	4,688,195
The impact of adopting the new standard for the year ended September 30, 2019, was an increase of approximately $26,096 to revenue, most of which was recorded against Account receivable — unbilled and decrease of approximately $11,051 to cost of revenue most of which was recorded against Accrued expenses and other current liabilities.